Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	162 Months Ended
	Aug. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.37%	13.59%	14.59%	14.83%
Russell 1000® Growth Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Growth Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		18.70%	15.35%	18.14%	17.74%
Logan Capital Broad Innovative Growth ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		18.00%	13.92%	16.76%	16.27%
Performance Inception Date	Jun. 28, 2012
Logan Capital Broad Innovative Growth ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		18.00%	13.39%	16.27%	15.87%
Logan Capital Broad Innovative Growth ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		10.66%	11.03%	14.15%	14.10%